SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Sep. 13, 2018	Mar. 31, 2019	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015	Jul. 31, 2021	Sep. 30, 2019
Summary Of Significant Accounting Policies [Line Items]
Shares issued during period			373,489
Trading gains					$ 166	$ 397	$ 115
Allowance for doubtful accounts receivable					3,512	2,532
Goodwill	$ 59,402				62,896	3,777	3,406	[1]
Severance expenses					1,461	1,309	1,087
Advertising expenses					8,100	8,500	$ 6,900
Deferred expenses amortization period									20 months
Intangible assets fair value					$ 38,583
Cumulative adjustment to retained earnings						$ 3,000
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Ownership percentage, equity method					50.00%
Operating lease right of use assets					$ 10,000
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Ownership percentage, equity method					20.00%
Operating lease right of use assets					$ 8,000
Subsequent Event [Member]
Summary Of Significant Accounting Policies [Line Items]
Shares issued during period				373,489
Goodwill, fair value											$ 59,400
Road Track [Member]
Summary Of Significant Accounting Policies [Line Items]
Bussiness acquisition percentage	81.30%
Amount paid to shareholders	$ 91,700
Purchase price	113,000
Payment in cash	75,700
Additional amount paid	12,000
Remaining amount paid as bonus	4,000
Goodwill	$ 59,402
Road Track [Member] | Subsequent Event [Member]
Summary Of Significant Accounting Policies [Line Items]
Bussiness acquisition percentage										18.70%
Shares issued during period		373,489
One reporting unit [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill					59,400
Two different reporting [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill					$ 3,500

[1]	The accumulated amount of goodwill impairment loss as of December 31, 2018, 2017 and 2016 was US$ 7,098,000.